OTHER ASSETS - Schedule of Composition of Other Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets1 [Abstract]
Insurance	R$ 135,307	R$ 97,683
Maintenance	523,068	737,297
Commissions	103,831	126,942
Vendor credits	58,586	66,976
Others	134,977	232,855
Total	955,769	1,261,753
Current	508,289	850,052
Non-current	R$ 447,480	R$ 411,701